Revenue	12 Months Ended
Sep. 30, 2011
Revenue [Abstract]
Revenue Disclosure [Text Block]
13.	Revenue

Description	2011	2010	2009

Transaction fees	$18,050,068	$19,332,006	$18,153,082
Software licences and installation fees	2,572,673	3,074,895	3,927,506
Membership fees	1,650,669	1,678,875	1,353,688
Archive fees	1,336,518	1,116,735	634,175
Professional fees	76,423	154,059	378,118
Total	$23,686,351	$25,356,570	$24,446,569

Product revenue is presented in note 25(a).